Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share

	March 31,	March 31,
	2014	2013
Stock options outstanding	5,557	5,557
Warrants to purchase common stock	5,002,217	1,749,874
Debentures convertible into common stock	518,631	368,726
Preferred shares convertible into common stock	14,815	663,719
Total	5,541,220	2,787,876

	December 31, 2013	December 31, 2012
Stock options outstanding	5,557	5,557
Warrants to purchase common stock	1,404,599	1,749,874
Debentures convertible into common stock	441,768	368,726
Preferred shares convertible into common stock	239,265	582,233
Total	2,091,189	2,706,390